As filed with the Securities and Exchange Commission on April 5, 2011

     1933 Act Registration No. 333-168472

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective	[X]	Post-Effective
	Amendment No.		Amendment No. 1

Virtus Variable Insurance Trust
(formerly The Phoenix Edge Series Fund)
(Virtus Small-Cap Growth Series)
[Exact Name of Registrant as Specified in Charter]

(800) 248-7971
(Area Code and Telephone Number)

100 Pearl Street
Hartford, Connecticut 06103
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Counsel
Virtus Investment Partners, Inc.
100 Pearl Street
Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:
David Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

        This Amendment to the Registration Statement on Form N-14 of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund), filed with the Securities and Exchange Commission on August 2, 2010 (Accession No. 0000949377-10-000211; File No. 333-168472), as amended, is being filed to add Exhibits (10 and 12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

[X]	immediately on filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C - OTHER INFORMATION

ITEM 15.     INDEMNIFICATION

            The Agreement and Declaration of Trust provides that the Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.
The By-Laws of the Trust provide that each Trustee of the Trust is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. Under the Agreement and Declaration of Trust, this determination has to be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Agreement and Declaration of Trust permits the Trust to advance money in connection with the preparation and presentation of a defense to any proceeding, provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

            Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)	Amended Declaration of Trust.

	(a)	Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996, and incorporated by reference.

	(b)	Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

	(c)	Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund’s borrowing restrictions to California Department’s Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

	(d)	Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

	(e)	Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

	(f)	Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996, and incorporated by reference.

	(g)	Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated Bond Series to the Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996, and incorporated by reference.

	(h)	Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996, and incorporated by reference.

(i)	Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997, and incorporated by reference.

(j)	Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(k)	Amendment to Declaration of Trust dated May 1, 1998 for scrivner’s error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(l)	Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(m)	Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(n)	Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic

Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(o)	Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(p)	Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(q)	Amendment to Declaration of Trust effective September 29, 2000, establishing the Phoenix-Sanford Bernstein Global Value Series and Phoenix-Sanford Bernstein Small-Cap Value Series and changing the name of Phoenix-Schafer Mid-Cap Value Series to Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(r)	Amendment to Declaration of Trust effective May 1, 2001, changing the name of Phoenix-Bankers Trust Dow 30 Series to Phoenix-Deutsche Dow 30 Series, and Phoenix-Bankers Trust Nasdaq-100 Index (R) Series to Phoenix-Deutsche Nasdaq-100 Index (R) Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(s)	Amendment to Declaration of Trust effective August 31, 2001 establishing the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Value Series, and changing the name of Phoenix-Janus Equity Income Series to Phoenix-Janus Core Equity Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(t)	Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 033-005033) on March 1, 2002, and incorporated by reference.

(u)	Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002, and incorporated by reference.

	(v)	Amendment to Declaration of Trust effective May 10, 2002, changing the name of Phoenix-Morgan Stanley Focus Equity Series to Phoenix-Van Kampen Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002, and incorporated by reference.

	(w)	Amendment to Declaration of Trust effective August 9, 2002, establishing Phoenix-Kayne Large-Cap Core Series, Phoenix-Kayne Small-Cap Quality Value Series, Phoenix-Lord Abbett Large-Cap Value Series, Phoenix-Lord Abbett Mid-Cap Value Series, Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lazard International Equity Select Series, Phoenix-Lazard Small-Cap Value Series, Phoenix-Lazard U.S. Multi-Cap Series and Phoenix-State Street Research Small-Cap Growth Series and amending Section 4.2 of Article IV list of Series as described in Trust’s registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

	(x)	Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003, and incorporated by reference.

	(y)	Amendment to Declaration of Trust effective as of November 5, 2010, changing the name of the Trust to Virtus Variable Insurance Trust, filed via EDGAR with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated by reference.

	(z)	Agreement and Declaration of Trust (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011), dated January 3, 2011, filed via EDGAR with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated by reference.

(2)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated by reference.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization (included as Exhibit A to the Prospectus/Proxy Statement contained in Part A of this N-14 Registration Statement).

(5)	Reference is hereby made to Registrant’s Amended Declaration of Trust referenced in Exhibit 1 above.

(6)	(a)	Investment Advisory Agreements.

	(1)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

	(2)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated September 15, 2008 on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

	(3)	Form of Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“Virtus”), filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

	(b)	Investment Subadvisory Agreements.

	(1)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

	(2)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

	(3)	Form of Investment Subadvisory Agreement between Virtus and Kayne Anderson Rudnick Investment Management, LLC, covering Phoenix Small-Cap Growth Series, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(7)	Underwriting Agreements

	(a)	Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation, dated March 31, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on May 1, 2010.

	(b)	Rule 12b-1 Plan, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on February 3, 2006.

	(c)	Underwriting Agreement between Registrant and 1851 Securities, Inc., dated July 1 2010, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

	(d)	Form of Underwriting Agreement between Registrant and VP Distributors, Inc., filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(8)	The Phoenix Edge Series Fund Deferred Compensation Program, effective January 1, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(9)	Custodian Agreement.

(a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(b) Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(10)	Form of 12b-1 Plan, with respect to VP Distributors, Inc., filed herewith.

(11)	Opinion and Consent of Kathleen A. McGah, Esq., with respect to the legality of the shares being issued, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(12)	Tax Opinion and Consent of Sullivan & Worcester LLP, filed herewith.

(13)	Other Material Contracts.

(a)	Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 1, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(b)	Sub-Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 18, 2008, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(1) First Amendment to Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 17, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(c)	Amended and Restated Participation Agreement dated March 31, 2009, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(d)	Administration Agreement between The Phoenix Edge Series Fund and Phoenix Equity Planning Corporation, to be renamed VP Distributors, Inc., dated

December 31, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(e) Amended and Restated Expense Limitation Agreement between The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., dated April 30, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(f) Form of Participation Agreement, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(g) Form of Expense Limitation Agreement between Registrant and Virtus, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(14)	Consent of PricewaterhouseCoopers LLP with respect to the Phoenix Mid-Cap Growth Series and the Phoenix Small-Cap Growth Series of the Registrant, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

(15)	Not applicable.

(16)	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin, filed herewith.

(17)	Form of Voting Instruction Form and Proxy Card for Phoenix Mid-Cap Growth Series, filed via EDGAR with the Registration Statement (File No. 333-168472) on Form N-14 on August 2, 2010, and incorporated herein by reference.

Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 5th day of April, 2011.

Virtus Variable Insurance Trust

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 5th day of April, 2011.

Signatures	Title

/s/ George R. Aylward	President
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and
W. Patrick Bradley	Accounting Officer)

/s/ Roger A. Gelfenbien	Trustee
Roger A. Gelfenbien*

/s/ Eunice S. Groark	Trustee
Eunice S. Groark*

/s/ John R. Mallin	Trustee
John R. Mallin*

/s/ Hassell H. McClellan	Trustee
Hassell H. McClellan*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

Exhibit Index

10.	Form of 12b-1 Plan, with respect to VP Distributors, Inc.

12.	Tax Opinion and Consent of Sullivan & Worcester LLP.

16.	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin.